UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10331

Name of Fund: BlackRock California Municipal Income Trust (BFZ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock California Municipal Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2015

Date of reporting period: 10/31/2014

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2014 (Unaudited)	BlackRock California Municipal Income Trust (BFZ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California — 102.5%
Corporate — 0.8%
City of Chula Vista California, Refunding RB, San Diego Gas & Electric:
Series A, 5.88%, 2/15/34	$680	$809,907
Series D, 5.88%, 1/01/34	2,500	2,977,600

		3,787,507

County/City/Special District/School District — 34.2%
Butte-Glenn Community College District, GO, Election of 2002, Series C, 5.50%, 8/01/30	8,425	9,842,001
Centinela Valley Union High School District, GO, Refunding, Election of 2008, Series B, 5.75%, 8/01/33	1,250	1,517,050
Cerritos Community College District, GO, Election of 2004, Series C, 5.25%, 8/01/19 (a)	3,000	3,459,000
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project:
6.13%, 5/01/31	500	604,780
6.50%, 5/01/36	1,210	1,494,616
6.50%, 5/01/42	2,225	2,724,468
County of Kern California, COP, Capital Improvements Projects, Series A (AGC), 6.00%, 8/01/35	2,000	2,336,020
County of Orange California Water District, COP, Refunding:
5.25%, 8/15/34	2,000	2,324,960
Series A, 5.00%, 8/15/41	2,000	2,273,420
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A:
6.00%, 3/01/36	2,880	3,536,986
5.50%, 3/01/41	5,265	6,226,863
County of Santa Clara California Financing Authority, Refunding LRB, Series L, 5.25%, 5/15/36	20,000	22,225,200
Evergreen Elementary School District, GO, Election of 2006, Series B (AGC), 5.13%, 8/01/33	2,500	2,851,250
Grossmont Healthcare District, GO, Election of 2006, Series B:
6.00%, 7/15/34	3,260	4,016,842
6.13%, 7/15/40	2,000	2,479,800
Long Beach Unified School District California, GO, Refunding, Election of 2008, Series A, 5.75%, 8/01/33	4,135	4,885,957
Municipal Bonds	Par (000)	Value

California (continued)
County/City/Special District/School District (continued)
Los Alamitos Unified School District California, GO, School Facilities Improvement District No. 1, 5.50%, 8/01/33	$6,315	$7,275,511
Los Angeles Community College District California, GO, Election of 2003, Series F-1, 5.00%, 8/01/33	5,000	5,607,850
Los Angeles Municipal Improvement Corp., Refunding RB, Real Property, Series B (AGC), 5.50%, 4/01/30	5,065	5,846,732
Modesto Irrigation District, COP, Capital Improvments, Series A, 5.75%, 10/01/29	3,015	3,481,692
Oak Grove School District California, GO, Election of 2008, Series A, 5.50%, 8/01/33	6,000	6,988,860
Pico Rivera Public Financing Authority, RB, 5.75%, 9/01/39	2,000	2,229,460
Pittsburg Unified School District, GO, Election of 2006, Series B (AGM), 5.50%, 8/01/34	2,000	2,264,540
Sacramento Area Flood Control Agency, Special Assessment Bonds, Consolidated Capital Assessment District, 5.25%, 10/01/32	4,865	5,767,555
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	1,500	1,736,895
San Diego Regional Building Authority, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	5,520	6,331,440
San Jose California Financing Authority, Refunding LRB, Civic Center Project, Series A, 5.00%, 6/01/32	3,375	3,879,630
San Leandro California Unified School District, GO, Election of 2010, Series A, 5.75%, 8/01/41	3,060	3,608,658
San Mateo County Community College District, GO, Election of 2005, Series B, 5.00%, 9/01/16 (a)	8,630	9,363,722
Santa Ana Unified School District, GO, Election of 2008, Series A:
5.50%, 8/01/30	6,455	7,374,386
5.13%, 8/01/33	10,000	11,237,700

BlackRock CALIFORNIA Municipal Income Trust	OCTOBER 31, 2014	1

Schedule of Investments (continued)	BlackRock California Municipal Income Trust (BFZ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (continued)
County/City/Special District/School District (concluded)
Snowline Joint Unified School District, COP, Refunding, Refining Project (AGC), 5.75%, 9/01/38	$2,250	$2,634,907
Torrance Unified School District California, GO, Election of 2008, Measure Z, 6.00%, 8/01/33	4,000	4,777,880
Tustin Unified School District, GO, Election of 2008, Series B, 5.25%, 8/01/31	3,445	3,974,428
West Contra Costa California Unified School District, GO, Series A:
Election of 2010 (AGM), 5.25%, 8/01/32	4,945	5,801,029
Election of 2012, 5.50%, 8/01/39	2,500	2,912,850

		175,894,938

Education — 3.7%
California Educational Facilities Authority, RB, California Institute of Technology, 5.00%, 11/01/39	7,000	8,076,110
California Educational Facilities Authority, Refunding RB, San Francisco University, 6.13%, 10/01/36	6,280	7,672,967
California Municipal Finance Authority, RB, Emerson College, 5.75%, 1/01/33	2,500	2,894,875
University of California, RB, Series O, 5.38%, 5/15/34	490	566,092

		19,210,044

Health — 16.8%
ABAG Finance Authority for Nonprofit Corps., Refunding RB, Sharp Healthcare:
Series A, 6.00%, 8/01/30	2,300	2,822,698
Series B, 6.25%, 8/01/39	4,960	5,843,922
California Health Facilities Financing Authority, RB:
Adventist Health System West, Series A, 5.75%, 9/01/39	6,700	7,774,680
Catholic Healthcare West, Series J, 5.63%, 7/01/15 (a)	9,750	10,102,852
Children's Hospital, Series A, 5.25%, 11/01/41	9,165	10,123,201
Municipal Bonds	Par (000)	Value

California (continued)
Health (concluded)
California Health Facilities Financing Authority, RB (concluded):
St. Joseph Health System, Series A, 5.75%, 7/01/39	$330	$384,229
Sutter Health, Series A, 5.25%, 11/15/46	5,195	5,592,365
Sutter Health, Series B, 6.00%, 8/15/42	6,015	7,272,616
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/34	4,470	5,260,519
Catholic Healthcare West, Series A, 6.00%, 7/01/39	5,550	6,488,394
Stanford Hospital and Clinics, Series A-2, 5.25%, 11/15/40	2,000	2,330,500
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series B, 5.25%, 3/01/45	2,000	2,063,880
California Statewide Communities Development Authority, Refunding RB:
Catholic Healthcare West, Series B, 5.50%, 7/01/30	2,920	3,246,865
Catholic Healthcare West, Series E, 5.50%, 7/01/31	5,065	5,633,394
Trinity Health Credit Group Composite Issue, 5.00%, 12/01/41	4,000	4,418,320
Golden State Tobacco Securitization Corp., Refunding RB, Senior, Series A-1, 5.75%, 6/01/47	6,525	5,300,323
Washington Township Health Care District, GO, Series B, 5.50%, 8/01/38	1,625	1,949,399

		86,608,157

State — 10.5%
State of California, GO, Various Purposes:
6.00%, 3/01/33	2,000	2,452,700
6.00%, 4/01/38	15,875	19,021,901

BlackRock CALIFORNIA Municipal Income Trust	OCTOBER 31, 2014	2

Schedule of Investments (continued)	BlackRock California Municipal Income Trust (BFZ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (continued)
State (concluded)
State of California Public Works Board, LRB:
Correctional Facilities Improvements, Series A, 5.00%, 9/01/39	$5,000	$5,645,850
Department of Corrections & Rehabilitation, Series F, 5.25%, 9/01/33	3,335	3,890,811
Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	9,000	10,948,410
Various Capital Projects, Series I, 5.50%, 11/01/33	4,940	5,960,160
Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34	5,025	6,205,322

		54,125,154

Transportation — 11.7%
City & County of San Francisco California Airports Commission, ARB, Series E, 6.00%, 5/01/39	6,750	8,027,167
City & County of San Francisco California Airports Commission, Refunding ARB, 2nd Series A, AMT, 5.25%, 5/01/33	1,440	1,650,096
City of Los Angeles California Department of Airports, RB, Los Angeles International Airport, Series D, 5.00%, 5/15/40	2,200	2,503,072
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport:
Senior Series A, 5.00%, 5/15/34	6,650	7,521,682
Series A, Senior, 5.00%, 5/15/40	6,750	7,679,880
Sub-Series C, 5.25%, 5/15/38	1,960	2,184,479
City of San Jose California, Refunding ARB, Series A-1, AMT:
5.75%, 3/01/34	2,870	3,267,007
6.25%, 3/01/34	2,650	3,111,550
County of Orange California, ARB, Series B, 5.75%, 7/01/34	8,000	8,944,560
County of Sacramento California, ARB:
PFC/Grant, Sub-Series D, 6.00%, 7/01/35	3,000	3,441,660
Senior Series B, 5.75%, 7/01/39	1,850	2,107,446
Municipal Bonds	Par (000)	Value

California (continued)
Transportation (concluded)
County of Sacramento California, ARB (concluded):
Senior Series B, AMT (AGM), 5.25%, 7/01/33	$3,035	$3,270,304
Los Angeles Harbor Department, RB, Series B, 5.25%, 8/01/34	5,580	6,428,272

		60,137,175

Utilities — 24.8%
Anaheim Public Financing Authority, RB, Electric System Distribution Facilities, Series A, 5.38%, 10/01/36	7,690	9,098,577
California Infrastructure & Economic Development Bank, RB, California Independent System Operator, Series A, 6.25%, 2/01/15 (a)	4,500	4,568,760
Calleguas-Las Virgenes Public Financing Authority California, RB, Calleguas Municipal Water District Project, Series A (NPFGC), 5.13%, 7/01/16 (a)	4,000	4,318,520
City of Chula Vista California, Refunding RB, San Diego Gas & Electric:
Series B, 5.88%, 2/15/34	525	625,296
Series D, 5.88%, 1/01/34	6,555	7,807,267
City of Los Angeles California Department of Water & Power, Refunding RB, Series A, 5.25%, 7/01/39	4,000	4,510,280
City of Los Angeles California Wastewater System, Refunding RB, Series A, 5.00%, 6/01/39	2,000	2,257,600
City of Petaluma California Wastewater, Refunding RB, 6.00%, 5/01/36	5,625	6,848,325
City of San Francisco California Public Utilities Commission Water Revenue, RB, Series A:
5.00%, 11/01/35	10,625	12,154,363
5.00%, 11/01/37	5,000	5,674,050
County of San Diego California Water Authority, COP, Refunding, Series A (AGM), 5.00%, 5/01/33	4,250	4,707,385
Cucamonga Valley Water District, Refunding RB, Series A (AGM), 5.25%, 9/01/31	4,270	5,133,351

BlackRock CALIFORNIA Municipal Income Trust	OCTOBER 31, 2014	3

Schedule of Investments (continued)	BlackRock California Municipal Income Trust (BFZ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (concluded)
Utilities (concluded)
Dublin-San Ramon Services District, Refunding RB, 6.00%, 8/01/41	$2,425	$2,938,179
East Bay California Municipal Utility District Water System Revenue, RB, Series A (NPFGC), 5.00%, 6/01/35	820	840,566
East Bay California Municipal Utility District Water System Revenue, Refunding RB, Series A, 5.00%, 6/01/36	6,745	7,792,161
El Dorado Irrigation District / El Dorado County Water Agency, Refunding RB, Series A (AGM), 5.25%, 3/01/39	10,000	11,686,300
Los Angeles Department of Water & Power, RB:
Power System, Sub-Series A-1, 5.25%, 7/01/38	9,000	10,127,610
Series A, 5.38%, 7/01/34	3,250	3,714,295
Water Utility Improvement, Sub-Series A-2 (AGM), 5.00%, 7/01/35	1,000	1,067,750
Metropolitan Water District of Southern California, RB, Series A, 5.00%, 7/01/37	4,000	4,410,480
San Diego Public Facilities Financing Authority Sewer, Refunding RB, Senior Series A, 5.25%, 5/15/34	11,020	12,681,816
State of California Department of Water Resources, Refunding RB, Central Valley Project, Series A-E, 5.00%, 12/01/29	4,000	4,547,000

		127,509,931

Total Municipal Bonds in California		527,272,906

Multi-State — 1.5%
Housing — 1.5%
Centerline Equity Issuer Trust (b)(c):
Series A-4-1, 5.75%, 5/15/15	500	511,535
Series A-4-2, 6.00%, 5/15/19	1,000	1,152,420
Series B-2, 7.20%, 11/15/14	3,500	3,500,000
Series B-3-1, 6.00%, 5/15/15	1,500	1,534,755
Series B-3-2, 6.30%, 5/15/19	1,000	1,163,790

Total Municipal Bonds in Multi-State		7,862,500

Total Municipal Bonds — 104.0%		535,135,406

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)	Par (000)	Value

California — 48.5%
County/City/Special District/School District — 16.0%
Los Angeles Community College District California, GO, Election of 2008, Series A:
Election of 2001 (AGM), 5.00%, 8/01/32	$8,000	$8,813,920
Series C, 5.25%, 8/01/39 (e)	12,900	14,948,520
Los Angeles Community College District California, GO, Refunding, , 6.00%, 8/01/33	20,131	24,311,921
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	5,000	5,660,300
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	10,484	12,140,279
San Jose Unified School District Santa Clara County California, GO, Election of 2002, Series D, 5.00%, 8/01/32	14,625	16,357,554

		82,232,494

Education — 8.4%
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (e)	10,395	11,757,888
Grossmont Union High School District, GO, Election of 2004, 5.00%, 8/01/33	13,095	14,444,296
University of California, RB:
Limited Project, Series D (AGM), 5.00%, 5/15/41	2,600	2,778,672
Series O, 5.75%, 5/15/34	12,300	14,463,529

		43,444,385

Health — 4.0%
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 4/01/42	18,960	20,910,415

Utilities — 20.1%
County of Orange California Sanitation District, COP, Series B (AGM), 5.00%, 2/01/37	14,700	15,908,340
County of Orange California Water District, COP, Refunding, 5.00%, 8/15/39	10,480	12,057,554

BlackRock CALIFORNIA Municipal Income Trust	OCTOBER 31, 2014	4

Schedule of Investments (continued)	BlackRock California Municipal Income Trust (BFZ)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)	Par (000)	Value

California (concluded)
Utilities (concluded)
County of San Diego California Water Authority, COP, Refunding, Series A (AGM), 5.00%, 5/01/33	$10,040	$11,120,505
Eastern Municipal Water District, COP, Series H, 5.00%, 7/01/33	18,002	20,099,250
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1 (AMBAC), 5.00%, 7/01/37	15,998	17,466,824
Metropolitan Water District of Southern California, RB, Series A, 5.00%, 7/01/37	11,180	12,327,292
San Diego Public Facilities Financing Authority Sewer, Refunding RB, Senior Series A, 5.25%, 5/15/39	12,457	14,295,807

		103,275,572

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 48.5%		249,862,866

Total Long-Term Investments (Cost — $703,275,060) — 152.5%		784,998,272

Short-Term Securities	Shares	Value

BIF California Municipal Money Fund, 0.00% (f)(g)	2,074,955	$2,074,955

	Par (000)

California School Cash Reserve Program Authority, RB, Series G, 2.00%, 2/27/15	$1,665	1,673,253

Total Short-Term Securities (Cost — $3,748,208) — 0.7%		3,748,208

Total Investments (Cost — $707,023,268) — 153.2%		788,746,480
Other Assets Less Liabilities — 2.7%		13,487,435
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (22.6%)		(116,196,512)
VMTP Shares, at Liquidation Value — (33.3%)		(171,300,000)

Net Assets Applicable to Common Shares — 100.0%		$514,737,403

*	As of October 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$591,218,418

Gross unrealized appreciation	$81,727,417
Gross unrealized depreciation	(376,909)

Net unrealized appreciation	$81,350,508

Notes to Schedule of Investments
(a)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Represent bonds transferred to a TOB. In exchange for which the Trust received cash and residual interest certificates. These bonds serve as collateral in a financing transaction.
(e)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expire from October 1, 2016 to August 1, 2018 is $14,013,480.
(f)	Investments in issuers considered to be an affiliate of the Trust during the period ended October 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2014	Net Activity	Shares Held at October 31, 2014	Income
BIF California Municipal Money Fund	540,673	1,534,282	2,074,955	—
(g)	Represents the current yield as of report date.

BlackRock CALIFORNIA Municipal Income Trust	OCTOBER 31, 2014	5

Schedule of Investments (continued)	BlackRock California Municipal Income Trust (BFZ)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
COP	Certificates of Participation
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
•	Financial futures contracts outstanding as of October 31, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(410)	10-Year U.S. Treasury Note	Chicago Board of Trade	December 2014	$51,807,344	$(333,669)

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

	•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Trust's policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its annual report.

BlackRock CALIFORNIA Municipal Income Trust	OCTOBER 31, 2014	6

Schedule of Investments (concluded)	BlackRock California Municipal Income Trust (BFZ)

The following tables summarize the Trust's investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments [1]	—	$784,998,272	—	$784,998,272
Short-Term Securities	$2,074,955	1,673,253	—	3,748,208
Total	$2,074,955	$786,671,525	—	$788,746,480

[1]	See above Schedule of Investments for values in each sector.

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(333,669)	—	—	$(333,669)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of October 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash pledged for financial futures contracts	$495,000	—	—	$495,000
Liabilities:
TOB trust certificates	—	$(116,177,554)	—	(116,177,554)
VMTP Shares	—	(171,300,000)	—	(171,300,000)
Total	$495,000	$(287,477,554)	—	$(286,982,554)

There were no transfers between levels during the period ended October 31, 2014.

BlackRock CALIFORNIA Municipal Income Trust	OCTOBER 31, 2014	7

Item 2 –	Controls and Procedures
2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal Income Trust

Date: December 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal Income Trust

Date: December 23, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock California Municipal Income Trust

Date: December 23, 2014